Inventories	12 Months Ended
Dec. 31, 2023
Inventories
Inventories

17.Inventories

	2023	2022
	$'000	$'000

Stock of materials	40,589	74,216

Inventories are measured at lower of cost and net realizable value. Diesel is held at cost and consumables are held at cost less provision for obsolescence. During the year, an inventory write-down expense of $0.4 million was recognized (2022: $1.7 million, 2021: $0.1 million). The value of inventory recognized as an expense during the year is $321.4 million (2022: $371.8 million, 2021: $267.5 million).